STOCKHOLDERS' DEFICIT (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 22, 2016	Sep. 30, 2015	Jan. 08, 2015	Sep. 30, 2014	Aug. 03, 2006
Exercise Price	$ 34.72	$ 50.98	$ 36.74		$ 150.00		$ 168.00
Number of Shares	348,095	223,120
Weighted Average Exercise Price	$ 34.72	$ 50.98
2012 Omnibus Incentive Compensation Plan [Member]
Exercise Price				$ 6.00		$ 50.00
Number of Shares	345,896
Weighted Average Exercise Price	$ 8.94
2012 Omnibus Incentive Compensation Plan [Member] | Minimum [Member]
Exercise Price	5.10
2012 Omnibus Incentive Compensation Plan [Member] | Maximum [Member]
Exercise Price	600
2012 Omnibus Incentive Compensation Plan [Member] | $5.10 [Member]
Exercise Price	$ 5.10	$ 5.10
Number of Shares	8,250	8,250
Expiration Date	2026-04	2026-04
Weighted Average Exercise Price	$ 5.10	$ 5.10
2012 Omnibus Incentive Compensation Plan [Member] | $5.90 [Member]
Exercise Price	$ 5.90
Number of Shares	18,000
Expiration Date	2027-03
Weighted Average Exercise Price	$ 5.90
2012 Omnibus Incentive Compensation Plan [Member] | $6.00 [Member]
Exercise Price	$ 6.00	$ 6.00
Number of Shares	246,000	144,000
Expiration Date		2026-09
Weighted Average Exercise Price	$ 6.00	$ 6.00
2012 Omnibus Incentive Compensation Plan [Member] | $6.00 [Member] | Minimum [Member]
Expiration Date	2026-09
2012 Omnibus Incentive Compensation Plan [Member] | $6.00 [Member] | Maximum [Member]
Expiration Date	2026-10
2012 Omnibus Incentive Compensation Plan [Member] | $7.25 [Member]
Exercise Price	$ 7.25
Number of Shares	5,000
Expiration Date	2017-02
Weighted Average Exercise Price	$ 7.25
2012 Omnibus Incentive Compensation Plan [Member] | $11.00 [Member]
Exercise Price	$ 11.00	$ 11.00
Number of Shares	8,750	8,750
Expiration Date	2025-08	2025-08
Weighted Average Exercise Price	$ 11.00	$ 11.00
2012 Omnibus Incentive Compensation Plan [Member] | $9.44 [Member]
Exercise Price	$ 9.44	$ 9.44
Number of Shares	43,978	43,978
Weighted Average Exercise Price	$ 9.44	$ 9.44
2012 Omnibus Incentive Compensation Plan [Member] | $9.44 [Member] | Minimum [Member]
Expiration Date	2022-12	2022-12
2012 Omnibus Incentive Compensation Plan [Member] | $9.44 [Member] | Maximum [Member]
Expiration Date	2023-01	2023-01
2012 Omnibus Incentive Compensation Plan [Member] | $50.00 [Member]
Exercise Price	$ 50.00	$ 50.00
Number of Shares	13,577	13,577
Weighted Average Exercise Price	$ 50.00	$ 50.00
2012 Omnibus Incentive Compensation Plan [Member] | $50.00 [Member] | Minimum [Member]
Expiration Date	2023-03	2023-03
2012 Omnibus Incentive Compensation Plan [Member] | $50.00 [Member] | Maximum [Member]
Expiration Date	2025-01	2025-01
2012 Omnibus Incentive Compensation Plan [Member] | $52.00 [Member]
Exercise Price	$ 52.00	$ 52.00
Number of Shares	2,125	2,125
Expiration Date	2024-07	2024-07
Weighted Average Exercise Price	$ 52.00	$ 52.00
2012 Omnibus Incentive Compensation Plan [Member] | $600.00 [Member]
Exercise Price	$ 600.00	$ 600.00
Number of Shares	216	216
Expiration Date	2022-03	2022-03
Weighted Average Exercise Price	$ 600.00	$ 600.00
2006 Stock Incentive Plan [Member]
Number of Shares	2,199
Weighted Average Exercise Price	$ 4,090.26
2006 Stock Incentive Plan [Member] | Minimum [Member]
Exercise Price								$ 720
2006 Stock Incentive Plan [Member] | Maximum [Member]
Exercise Price								$ 6,540
2006 Stock Incentive Plan [Member] | $2400.00 [Member]
Exercise Price	$ 2,400.00	$ 2,400.00
Number of Shares	144	144
Weighted Average Exercise Price	$ 2,400.00	$ 2,400.00
2006 Stock Incentive Plan [Member] | $2400.00 [Member] | Minimum [Member]
Expiration Date	2019-03	2019-03
2006 Stock Incentive Plan [Member] | $2400.00 [Member] | Maximum [Member]
Expiration Date	2020-07	2020-07
2006 Stock Incentive Plan [Member] | $2820.00 [Member]
Exercise Price	$ 2,820.00	$ 2,820.00
Number of Shares	51	51
Expiration Date	2021-03	2021-03
Weighted Average Exercise Price	$ 2,820.00	$ 2,820.00
2006 Stock Incentive Plan [Member] | $3060.00 [Member]
Exercise Price	$ 3,060.00	$ 3,060.00
Number of Shares	7	7
Expiration Date	2018-09	2018-09
Weighted Average Exercise Price	$ 3,060.00	$ 3,060.00
2006 Stock Incentive Plan [Member] | $3300.00 [Member]
Exercise Price	$ 3,300.00	$ 3,300.00
Number of Shares	1,325	1,325
Expiration Date	2020-03	2020-03
Weighted Average Exercise Price	$ 3,300.00	$ 3,300.00
2006 Stock Incentive Plan [Member] | $4800.00 [Member]
Exercise Price	$ 4,800.00	$ 4,800.00
Number of Shares	24	24
Expiration Date	2017-12	2017-12
Weighted Average Exercise Price	$ 4,800.00	$ 4,800.00
2006 Stock Incentive Plan [Member] | $5340.00 [Member]
Exercise Price	$ 5,340.00	$ 5,340.00
Number of Shares	162	162
Expiration Date	2017-09	2017-09
Weighted Average Exercise Price	$ 5,340.00	$ 5,340.00
2006 Stock Incentive Plan [Member] | $5760.00 [Member]
Exercise Price	$ 5,760.00	$ 5,760.00
Number of Shares	61	61
Expiration Date	2018-04	2018-04
Weighted Average Exercise Price	$ 5,760.00	$ 5,760.00
2006 Stock Incentive Plan [Member] | $6540.00 [Member]
Exercise Price	$ 6,540.00	$ 6,540.00
Number of Shares	425	425
Expiration Date	2017-08	2017-08
Weighted Average Exercise Price	$ 6,540.00	$ 6,540.00
2006 Stock Incentive Plan [Member] | $1800.00 [Member]
Exercise Price		$ 1,800.00
Number of Shares		25
Expiration Date		2016-11
Weighted Average Exercise Price		$ 1,800.00